United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/13

Date of Reporting Period: Quarter ended 06/30/13

Item 1. Schedule of Investments

Federated Clover Small Value Fund
Portfolio of Investments
June 30, 2013 (unaudited)
Shares			Value
		COMMON STOCKS—97.2%
		Consumer Discretionary—13.2%
156,775	[1]	Aeropostale, Inc.	$2,163,495
209,400	[1]	Body Central Corp.	2,789,208
258,700	[1]	CROCs, Inc.	4,268,550
46,975	[1]	Genesco, Inc.	3,146,855
89,075	[1]	HomeAway, Inc.	2,880,685
129,025		JAKKS Pacific, Inc.	1,451,531
214,550		La-Z Boy Chair Co.	4,348,928
127,975	[1]	Lions Gate Entertainment Corp.	3,515,473
80,900		National CineMedia, Inc.	1,366,401
314,600	[1]	New York Times Co., Class A	3,479,476
141,925		Rent-A-Center, Inc.	5,329,284
144,175	[1]	Select Comfort Corp.	3,613,025
132,000	[1]	Skechers USA, Inc., Class A	3,169,320
198,300		Spartan Motors, Inc.	1,213,596
251,850	[1]	Standard Pacific Corp.	2,097,911
55,425	[1]	Tempur Sealy International, Inc.	2,433,158
178,725		The Jones Group, Inc.	2,457,469
41,250		Vail Resorts, Inc.	2,537,700
194,700	[1]	Vera Bradley, Inc.	4,217,202
246,850		World Wrestling Entertainment, Inc.	2,545,024
		TOTAL	59,024,291
		Consumer Staples—2.6%
105,100		Fresh Del Monte Produce, Inc.	2,930,188
88,095		Spartan Stores, Inc.	1,624,472
68,030	[1]	TreeHouse Foods, Inc.	4,458,686
147,850	[1]	WhiteWave Foods Co., Class A	2,402,563
		TOTAL	11,415,909
		Energy—6.9%
176,225		Alon USA Energy, Inc.	2,548,214
193,150		Comstock Resources, Inc.	3,038,249
744,550	[1]	Halcon Resources Corp.	4,221,598
234,525	[1]	Resolute Energy Corp.	1,871,510
383,325	[1]	Sandridge Energy, Inc.	1,824,627
84,275	[1]	Superior Energy Services, Inc.	2,186,094
117,325		Teekay Shipping Corp.	4,766,915
135,950		Tidewater, Inc.	7,745,071
463,725	[1]	Willbros. Group, Inc.	2,847,271
		TOTAL	31,049,549
		Financials—32.8%
188,525	[1]	American Capital Ltd.	2,388,612
315,425		American Equity Investment Life Holding Co.	4,952,172
107,067		Argo Group International Holdings Ltd.	4,538,540
228,225		Associated Estates Realty Corp.	3,669,858
151,400		BioMed Realty Trust, Inc.	3,062,822
279,750		Brookline Bancorp, Inc.	2,428,230
636,150		CNO Financial Group, Inc.	8,244,504
460,650		CapLease, Inc.	3,887,886
1

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
61,175		City Holding Co.	$2,382,766
77,300		East West Bancorp, Inc.	2,125,750
429,795		FNB Corp. (PA)	5,191,924
615,000	[1]	FelCor Lodging Trust, Inc.	3,634,650
45,585		First American Financial Corp.	1,004,693
398,700		First Commonwealth Financial Corp.	2,938,419
443,719		First Niagara Financial Group, Inc.	4,468,250
230,950		First Potomac Realty Trust	3,016,207
202,200		FirstMerit Corp.	4,050,066
194,038		Flushing Financial Corp.	3,191,925
104,450		Hanover Insurance Group, Inc.	5,110,738
65,855		Independent Bank Corp., Massachusetts	2,271,998
111,150		Investors Bancorp, Inc.	2,343,042
82,170		LTC Properties, Inc.	3,208,739
267,625		Lexington Realty Trust	3,125,860
743,210		MFA Mortgage Investments, Inc.	6,280,124
431,845		Maiden Holdings Ltd.	4,845,301
51,600		Mid-American Apartment Communities, Inc.	3,496,932
548,575		New Residential Investment Corp.	3,697,396
548,600		Newcastle Investment Corp.	2,869,178
463,175		Northstar Realty Finance Corp.	4,214,892
84,375	[1]	Ocwen Financial Corp.	3,477,938
304,625		Old National Bancorp	4,212,964
95,100	[1]	PHH Corp.	1,938,138
41,200		ProAssurance Corp.	2,148,992
77,025		Radian Group, Inc.	895,031
101,900		Select Income REIT	2,857,276
281,100		Starwood Property Trust, Inc.	6,957,225
98,225		Sterling Financial Corp. WA	2,335,791
73,210		Sun Communities, Inc.	3,642,930
600,650		Susquehanna Bankshares, Inc.	7,718,352
660,850		Synovus Financial Corp.	1,929,682
53,000		Wintrust Financial Corp.	2,028,840
		TOTAL	146,784,633
		Health Care—6.4%
74,100	[1]	Alere, Inc.	1,815,450
116,650	[1]	Alkermes, Inc.	3,345,522
37,900	[1]	Community Health Systems, Inc.	1,776,752
39,850	[1]	Cubist Pharmaceuticals, Inc.	1,924,755
53,125	[1]	Impax Laboratories, Inc.	1,059,844
92,150	[1]	InterMune, Inc.	886,483
49,855	[1]	Magellan Health Services, Inc.	2,795,868
73,050	[1]	Medicines Co.	2,247,018
52,795		Meridian Bioscience, Inc.	1,135,093
179,487	[1]	Merit Medical Systems, Inc.	2,001,280
69,675	[1]	Tornier NV	1,219,313
44,125		Universal Health Services, Inc., Class B	2,954,610
81,965	[1]	ViroPharma, Inc.	2,348,297
110,025	[1]	Wright Medical Group, Inc.	2,883,755
		TOTAL	28,394,040
2

Shares			Value
		COMMON STOCKS—continued
		Industrials—11.8%
392,475	[1]	Acco Brands Corp.	$2,496,141
135,525	[1]	Aegion Corp.	3,050,668
104,725		Altra Holdings, Inc.	2,867,370
116,900		Avery Dennison Corp.	4,998,644
119,095		Barnes Group, Inc.	3,571,659
166,100		Briggs & Stratton Corp.	3,288,780
106,900		Con-way, Inc.	4,164,824
132,350	[1]	Foster Wheeler AG	2,873,318
156,625		Harsco Corp.	3,632,134
132,825		Manitowoc, Inc.	2,378,896
276,175	[1]	Orbital Sciences Corp.	4,797,160
79,325	[1]	Terex Corp.	2,086,248
53,100		Triumph Group, Inc.	4,202,865
148,800	[1]	TrueBlue, Inc.	3,132,240
90,075	[1]	USG Corp.	2,076,229
65,075	[1]	United Rentals, Inc.	3,247,893
		TOTAL	52,865,069
		Information Technology—12.7%
133,875	[1]	Advanced Energy Industries, Inc.	2,330,764
46,350	[1]	Anixter International, Inc.	3,513,793
72,915		Black Box Corp.	1,846,208
192,425		Brooks Automation, Inc.	1,872,295
64,585	[1]	CSG Systems International, Inc.	1,401,495
98,870		CTS Corp.	1,348,587
288,675	[1]	Cypress Semiconductor Corp.	3,097,483
261,600	[1]	Fairchild Semiconductor International, Inc., Class A	3,610,080
217,736	[1]	Finisar Corp.	3,690,625
77,047	[1]	Insight Enterprises, Inc.	1,366,814
75,885		j2 Global, Inc.	3,225,871
413,575	[1]	Lattice Semiconductor Corp.	2,096,825
1,900,900	[1]	Quantum Corp.	2,604,233
740,075	[1]	RF Micro Devices, Inc.	3,959,401
158,400	[1]	Riverbed Technology, Inc.	2,464,704
300,225	[1]	Sanmina Corp.	4,308,229
116,125	[1]	SeaChange International, Inc.	1,359,824
173,035	[1]	Symmetricom, Inc.	776,927
143,100	[1]	Take-Two Interactive Software, Inc.	2,142,207
183,875		Tessera Technologies, Inc.	3,824,600
276,975	[1]	Triquint Semiconductor, Inc.	1,919,437
53,775	[1]	Verint Systems, Inc.	1,907,399
30,900	[1]	ViaSat, Inc.	2,208,114
		TOTAL	56,875,915
		Materials—5.3%
103,325		Axiall Corp.	4,399,578
70,075		Cabot Corp.	2,622,206
121,300	[1]	Coeur Mining, Inc.	1,613,290
33,975		Domtar, Corp.	2,259,338
208,300		Huntsman Corp.	3,449,448
110,575	[1]	Kapstone Paper and Packaging Corp.	4,442,903
108,700	[1]	OM Group, Inc.	3,361,004
3

Shares			Value
		COMMON STOCKS—continued
		Materials—continued
154,125	[1]	Stillwater Mining Co.	$1,655,303
		TOTAL	23,803,070
		Telecommunication Services—0.5%
312,225	[1]	Iridium Communications, Inc.	2,422,866
		Utilities—5.0%
112,650		Atmos Energy Corp.	4,625,409
139,500		Cleco Corp.	6,476,985
164,675		Idacorp, Inc.	7,864,878
115,350		Portland General Electric Co.	3,528,556
		TOTAL	22,495,828
		TOTAL COMMON STOCKS (IDENTIFIED COST $374,411,978)	435,131,170
		MUTUAL FUND—3.0%
13,167,186	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.08% (AT NET ASSET VALUE)	13,167,186
		TOTAL INVESTMENTS—100.2% (IDENTIFIED COST $387,579,164)[4]	448,298,356
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[5]	(799,912)
		TOTAL NET ASSETS—100%	$447,498,444
1	Non-income producing security.
2	Affiliated holding.
3	7-day net yield.
4	At June 30, 2013, the cost of investments for federal tax purposes was $387,579,164. The net unrealized appreciation of investments for federal tax purposes was $60,719,192. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $71,401,741 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,682,549.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “ Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
4

Fair Valuation
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corporation (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of June 30, 2013, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
The following acronym is used throughout this portfolio:
REIT	—Real Estate Investment Trust
5
Federated Clover Value Fund
Portfolio of Investments
June 30, 2013 (unaudited)
Shares			Value
		COMMON STOCKS—98.2%
		Consumer Discretionary—9.6%
439,000		Harman International Industries, Inc.	$23,793,800
1,021,900	[1]	Liberty Interactive Corp.	23,513,919
1,139,100	[1]	MGM Resorts International	16,835,898
538,600		Macy's, Inc.	25,852,800
		TOTAL	89,996,417
		Consumer Staples—5.0%
318,600		CVS Caremark Corp.	18,217,548
1,005,000		Mondelez International, Inc., Class A	28,672,650
		TOTAL	46,890,198
		Energy—14.8%
254,600		Anadarko Petroleum Corp.	21,877,778
159,500		Chevron Corp.	18,875,230
680,400		Halliburton Co.	28,386,288
731,200		Marathon Oil Corp.	25,284,896
768,800		Valero Energy Corp.	26,731,176
542,600		Williams Cos., Inc.	17,618,222
		TOTAL	138,773,590
		Financials—22.9%
302,300		Ace Ltd.	27,049,804
789,500	[1]	American International Group, Inc.	35,290,650
242,000		Ameriprise Financial, Inc.	19,572,960
353,200		Capital One Financial Corp.	22,184,492
769,500		Citigroup, Inc.	36,912,915
969,319		Hartford Financial Services Group, Inc.	29,971,344
405,280		JPMorgan Chase & Co.	21,394,731
2,288,900		Regions Financial Corp.	21,813,217
		TOTAL	214,190,113
		Health Care—16.7%
706,500		Johnson & Johnson	60,660,090
400,015		Merck & Co., Inc.	18,580,697
2,137,552		Pfizer, Inc.	59,872,831
553,093		Zoetis, Inc.	17,085,044
		TOTAL	156,198,662
		Industrials—11.6%
217,200		Cummins, Inc.	23,557,512
450,300		Fortune Brands Home & Security, Inc.	17,444,622
502,000		Ingersoll-Rand PLC, Class A	27,871,040
687,200		Masco Corp.	13,393,528
459,500		Timken Co.	25,860,660
		TOTAL	108,127,362
		Information Technology—9.3%
1,462,400		Corning, Inc.	20,809,952
745,900		Global Payments, Inc.	34,550,088
2,238,600		NVIDIA Corp.	31,407,558
		TOTAL	86,767,598
		Materials—3.0%
308,700		LyondellBasell Industries NV	20,454,462
1

Shares			Value
		COMMON STOCKS—continued
		Materials—continued
149,500		Mosaic Co./The	$8,044,595
		TOTAL	28,499,057
		Telecommunication Services—1.8%
486,305		AT&T, Inc.	17,215,197
		Utilities—3.5%
280,000		Edison International	13,484,800
466,100		Wisconsin Energy Corp.	19,105,439
		TOTAL	32,590,239
		TOTAL COMMON STOCKS (IDENTIFIED COST $769,374,108)	919,248,433
		MUTUAL FUND—1.7%
15,840,402	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.08% (AT NET ASSET VALUE)	15,840,402
		TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $785,214,510)[4]	935,088,835
		OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	937,767
		TOTAL NET ASSETS—100%	$936,026,602
1	Non-income producing security.
2	Affiliated holding.
3	7-day net yield.
4	At June 30, 2013, the cost of investments for federal tax purposes was $785,214,510. The net unrealized appreciation of investments for federal tax purposes was $149,874,325. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $153,953,056 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,078,731.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “ Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
2

Fair Valuation
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corporation (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of June 30, 2013, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
3
Federated Prudent Bear Fund
Portfolio of Investments
June 30, 2013 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—3.0%
		Energy—0.5%
200,000	[1]	BNK Petroleum, Inc.	$161,643
90,000	[1]	Coastal Energy Co.	1,174,955
30,000		Crescent Point Energy Corp.	1,017,495
500,000	[1]	Cub Energy, Inc.	114,101
40,000		Paramount Resources Ltd.	1,355,900
		TOTAL	3,824,094
		Materials—2.5%
3,500,000	[1]	Abacus Mining & Exploration Corp.	332,795
32,400		Agnico Eagle Mines Ltd.	892,296
12,565		Agnico Eagle Mines Ltd.	346,472
100,000		Alamos Gold, Inc.	1,211,372
55,000		Barrick Gold Corp.	865,700
700,000	[1]	Belo Sun Mining Corp.	312,827
475,000	[1]	Corvus Gold, Inc.	293,572
55,000	[1]	Detour Gold Corp.	431,444
419,396	[1]	Duluth Metals Ltd.	550,315
165,000	[1]	Dundee Precious Metals, Inc.	674,622
200,000	[1]	Fortuna Silver Mines, Inc.	665,589
57,100		Goldcorp, Inc., Class A	1,412,083
800,000	[1]	Gryphon Minerals, Ltd.	95,113
115,000		IAMGOLD Corp.	483,313
91,850	[1]	Imperial Metals Corp.	917,015
55,000	[1]	Kennady Diamonds, Inc.	86,289
200,000	[1]	Lydian International Ltd.	228,202
675,000	[1]	MacArthur Minerals Ltd.	129,968
75,000	[1]	Mag Silver Corp.	438,576
120,000		Medusa Mining Ltd.	169,558
270,833	[1]	Mountain Province Diamonds, Inc.	1,351,976
125,000	[1]	New Gold, Inc.	802,500
22,600		Newmont Mining Corp.	676,870
200,000	[1]	Osisko Mining Corp.	661,786
400,000		Panoramic Resources Ltd.	73,164
30,000	[1]	Pretium Resources, Inc.	199,106
507,166	[1]	Rackla Metals, Inc.	10,850
1,521,500	[1]	Radius Gold, Inc.	115,736
850,000	[1]	Rockgate Capital Corp.	133,356
1,000,000	[1]	Romarco Minerals, Inc.	446,896
12,500		Royal Gold, Inc.	526,000
47,002		Silver Wheaton Corp.	921,091
800,000	[1]	Trevali Mining Corp.	425,977
100,000	[1]	Virginia Mines, Inc.	831,986
127,000		Yamana Gold, Inc.	1,207,770
		TOTAL	18,922,185
		TOTAL COMMON STOCKS (IDENTIFIED COST $41,955,968)	22,746,279

Shares or Principal Amount			Value
		WARRANTS—0.0%
		Materials—0.0%
27,959	[1]	Duluth Metals Ltd., Warrants	$0
15,625	[1]	Pan American Silver Corp., Warrants	2,802
56,471	[1]	Pan American Silver Corp., Warrants	9,188
		TOTAL WARRANTS (IDENTIFIED COST $578,135)	11,990
		U.S. TREASURY—75.2%
		U.S. Treasury Bill—13.1%
100,000,000	[2,3]	United States Treasury Bill, 0.045%, 8/15/2013	99,996,210
		U.S. Treasury Notes—62.1%
125,000,000		United States Treasury Note, 0.125%, 8/31/2013	125,012,762
150,000,000		United States Treasury Note, 0.125%, 9/30/2013	150,013,665
200,000,000		United States Treasury Note, 0.375%, 7/31/2013	200,046,880
		TOTAL	475,073,307
		TOTAL U.S. TREASURY (IDENTIFIED COST $575,027,862)	575,069,517
		PURCHASED PUT Options—1.4%
1,600	[1]	Boeing Co., Strike Price $85.00, Expiration Date 1/18/2014	363,200
4,300	[1]	Citigroup, Inc., Strike Price $45.00, Expiration Date 12/21/2013	1,109,400
7,900	[1]	General Electric Co., Strike Price $20.00, Expiration Date 12/21/2013	343,650
2,800	[1]	General Motors Co., Strike Price $30.00, Expiration Date 1/18/2014	477,400
300	[1]	General Motors Co., Strike Price $35.00, Expiration Date 1/18/2014	120,000
1,450	[1]	Goldman Sachs Group, Inc., Strike Price $140.00, Expiration Date 1/18/2014	1,181,750
12,000	[1]	iShares Russell 2000 Index Fund, Strike Price $80.00, Expiration Date 8/17/2013	216,000
8,000	[1]	iShares Russell 2000 Index Fund, Strike Price $83.00, Expiration Date 8/17/2013	248,000
1,500	[1]	iShares Russell 2000 Index Fund, Strike Price $87.00, Expiration Date 12/31/2013	421,500
5,150	[1]	JPMorgan Chase & Co., Strike Price $46.00, Expiration Date 12/21/2013	713,275
3,000	[1]	Market Vectors Semiconductor ETF, Strike Price $37.00, Expiration Date 7/20/2013	135,000
6,400	[1]	Micron Technology, Inc., Strike Price $11.00, Expiration Date 1/18/2014	406,400
1,800	[1]	Moody's Corp., Strike Price $55.00, Expiration Date 1/18/2014	670,500
10,500	[1]	Morgan Stanley, Strike Price $21.00, Expiration Date 1/18/2014	1,391,250
12,600	[1]	SPDR S&P 500 ETF Trust, Strike Price $140.00, Expiration Date 9/21/2013	1,215,900
3,700	[1]	SPDR S&P 500 ETF Trust, Strike Price $143.00, Expiration Date 9/21/2013	460,650
3,300	[1]	SPDR S&P 500 ETF Trust, Strike Price $146.00, Expiration Date 12/21/2013	1,216,050
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $15,045,723)	10,689,925
		MUTUAL FUND—21.1%
161,323,697	[4,5]	Federated U.S. Treasury Cash Reserves Fund, Institutional Shares, 0.00% (AT NET ASSET VALUE)	161,323,697
		TOTAL INVESTMENTS—100.7% (IDENTIFIED COST $793,931,385)[6]	769,841,408
		OTHER ASSETS AND LIABILITIES - NET—(0.7)%[7]	(5,348,448)
		TOTAL NET ASSETS—100%	$764,492,960

Securities Sold Short
Shares		Value
39,000	Accenture PLC	$2,806,440
97,000	Adtran, Inc.	2,387,170
469,000	AES Corp.	5,623,310
662,000	Alcoa, Inc.	5,176,840
1,310,000	Amex Financial Select Standard & Poor Depository Receipt	25,531,900
51,000	Analog Devices, Inc.	2,298,060
168,000	Applied Materials, Inc.	2,504,880
320,000	ArcelorMittal	3,584,000
78,000	Arrow Electronics, Inc.	3,108,300
33,000	ASML Holding N.V.	2,610,300
250,000	Au Optronics Corp., ADR	865,000
68,000	Autodesk, Inc.	2,307,920
91,000	Avnet, Inc.	3,057,600
42,000	Baidu.com, Inc., ADR	3,970,260
428,000	Banco Bradesco S.A., ADR	5,568,280
846,382	Banco Santander, S.A., ADR	5,476,092
207,000	Barclays PLC, ADR	3,543,840
107,000	BHP Billiton Ltd., ADR	6,169,620
16,000	BlackRock, Inc.	4,109,600
39,000	Brinker International, Inc.	1,537,770
24,000	Cabela's, Inc., Class A	1,554,240
120,000	Carnival Corp.	4,114,800
88,000	Caterpillar, Inc.	7,259,120
148,000	Cemex S.A. de C.V., ADR	1,565,840
32,000	Check Point Software Technologies Ltd.	1,589,760
4,300	Chipotle Mexican Grill, Inc.	1,566,705
55,000	Cisco Systems, Inc.	1,337,050
35,000	Citrix Systems, Inc.	2,111,550
22,000	CNOOC Ltd., ADR	3,684,560
184,000	Coca-Cola Enterprises, Inc.	6,469,440
149,000	Companhia de Bebidas das Americas (AmBev), ADR	5,565,150
222,000	Corning, Inc.	3,159,060
238,000	Credit Suisse Group AG, ADR	6,297,480
227,000	DDR Corp.	3,779,550
26,000	Deere & Co.	2,112,500
138,000	Digital Realty Trust, Inc.	8,418,000
119,000	Exelon Corp.	3,674,720
10,000	F5 Networks, Inc.	688,000
320,000	Facebook, Inc.	7,955,200
64,000	Family Dollar Stores, Inc.	3,987,840
81,000	Fastenal Co.	3,713,850
40,000	FedEx Corp.	3,943,200
60,000	FirstEnergy Corp.	2,240,400
250,000	Flextronics International Ltd.	1,935,000
11,000	Franklin Resources, Inc.	1,496,220
48,000	General Mills, Inc.	2,329,440
20,000	Genuine Parts Co.	1,561,400
280,000	Grupo Financiero Santander Mexico SAB de CV, ADR	3,978,800
38,000	HCA, Inc.	1,370,280
47,000	Hewlett-Packard Co.	1,165,600
71,000	Hologic, Inc.	1,370,300
242,000	Host Marriott Corp.	4,082,540

Shares		Value
19,000	IBM Corp.	3,631,090
485,000	Industrial Select Sector SPDR	20,646,450
12,300	Intuitive Surgical, Inc.	6,230,934
750,000	iShares MSCI Emerging Market	28,927,500
350,000	iShares Russell 2000 Index Fund	34,006,000
436,000	Itau Unibanco Holding SA, ADR	5,633,120
95,000	Jabil Circuit, Inc.	1,936,100
124,000	Juniper Networks, Inc.	2,394,440
40,000	Kimberly-Clark Corp.	3,885,600
56,000	Lam Research Corp.	2,483,040
70,000	LG Display Co. Ltd., ADR	830,900
99,000	Lululemon Athletica, Inc.	6,486,480
210,000	Masco Corp.	4,092,900
20,000	Mead Johnson Nutrition Co.	1,584,600
35,000	Mercadolibre, Inc.	3,771,600
58,000	Microsoft Corp.	2,002,740
15,000	Mohawk Industries, Inc.	1,687,350
90,000	Molex, Inc.	2,640,600
137,000	Mondelez International, Inc.	3,908,610
66,000	Moody's Corp.	4,021,380
56,000	Norwegian Cruise Line Holdings Ltd.	1,697,360
72,000	Oracle Corp.	2,211,840
119,000	PACCAR, Inc.	6,385,540
82,000	Peabody Energy Corp.	1,200,480
32,500	PetroChina Co. Ltd., ADR	3,596,775
285,000	Petroleo Brasileiro SA, ADR	3,824,700
131,000	Pfizer, Inc.	3,669,310
254,000	Polycom, Inc.	2,677,160
104,000	ProLogis, Inc.	3,922,880
35,000	Qualcomm, Inc.	2,137,800
22,500	Ralph Lauren Corp.	3,909,150
138,000	Rio Tinto PLC, ADR	5,669,040
122,000	Royal Caribbean Cruises Ltd.	4,067,480
35,000	SAP AG, ADR	2,549,050
29,000	SINA.com	1,616,170
98,000	Skyworks Solutions, Inc.	2,145,220
30,000	Sourcefire, Inc.	1,666,500
330,000	SPDR S&P 500 ETF Trust	52,803,300
134,000	Taiwan Semiconductor Manufacturing Co., ADR	2,454,880
50,000	Taubman Centers, Inc.	3,757,500
178,000	Teck Cominco Ltd., Class B	3,803,860
56,000	Terex Corp.	1,472,800
90,000	Texas Instruments, Inc.	3,138,300
375,000	UBS AG	6,356,250
285,000	Vale SA, ADR	3,747,750
82,000	Varian Medical Systems, Inc.	5,530,900
48,000	Vornado Realty Trust L.P.	3,976,800
28,000	Wal-Mart Stores, Inc.	2,085,720
14,000	Whirlpool Corp.	1,601,040
177,000	Xerox Corp.	1,605,390
58,000	Yum! Brands, Inc.	4,021,720
	TOTAL SECURITIES SOLD SHORT (PROCEEDS $494,264,630)	$488,418,876

At June 30, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
1S&P 500 Index Short Futures	275	$109,951,875	September 2013	$543,981
The average notional value of short futures contracts held by the Fund throughout the period was $361,648,000. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased put options contracts held by the Fund throughout the period was $4,066,112. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Unrealized Appreciation on Value of Securities Sold Short and Futures Contracts are included in “Other Assets and Liabilities—Net.”
1	Non-income producing security.
2	Discount rate at time of purchase.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	Affiliated holding.
5	7-day net yield.
6	At June 30, 2013, the cost of investments for federal tax purposes was $793,931,385. The net unrealized depreciation of investments for federal tax purposes excluding: a) any unrealized appreciation/depreciation resulting from the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; b) short sales; and c) futures contracts was $24,089,977. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,479,615 and net unrealized depreciation from investments for those securities having an excess of cost over value of $26,569,592.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities including shares of exchange-traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “ Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$1,202,870	$—	$—	$1,202,870
International	21,543,409	—	—	21,543,409
Warrants	—	11,990[1]	—	11,990
Debt Securities:
U.S. Treasury	—	575,069,517	—	575,069,517
Purchased Put Options	10,689,925	—	—	10,689,925
Mutual Fund	161,323,697	—	—	161,323,697
TOTAL SECURITIES	$194,759,901	$575,081,507	$—	$769,841,408
OTHER FINANCIAL INSTRUMENTS[2]	$(487,874,895)	$—	$—	$(487,874,895)
1	Includes $28,440 of a warrant security transferred from Level 3 to Level 2 because observable market data was obtained for the security. This transfer represents the value of the security at the beginning of the period.
2	Other financial instruments include securities sold short and futures contracts.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
6

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date August 27, 2013

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 27, 2013